Separate Financial Information of Subsidiary Guarantors of Indebtedness (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Guarantees [Abstract]
Condensed Income Statement

	Quad/Graphics, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Net sales	$479.0	$689.4	$182.2	$(114.2)	$1,236.4

Cost of sales	361.0	574.3	156.3	(114.2)	977.4
Selling, general and administrative expenses	47.1	45.9	14.0	—	107.0
Depreciation and amortization	32.9	41.4	10.0	—	84.3
Restructuring, impairment and transaction-related charges	1.5	8.5	4.1	—	14.1
Total operating expenses	442.5	670.1	184.4	(114.2)	1,182.8
Operating income (loss)	$36.5	$19.3	$(2.2)	$—	$53.6
Interest expense (income)	23.3	(0.3)	2.1	—	25.1
Earnings (loss) before income taxes and equity in earnings (loss) of consolidated and unconsolidated entities	13.2	19.6	(4.3)	—	28.5
Income tax expense (benefit)	10.2	(8.2)	1.1	—	3.1
Earnings (loss) before equity in earnings (loss) of consolidated and unconsolidated entities	3.0	27.8	(5.4)	—	25.4
Equity in earnings (loss) of consolidated entities	21.4	1.3	—	(22.7)	—
Equity in earnings (loss) of unconsolidated entities	—	—	(1.0)	—	(1.0)
Net earnings (loss)	$24.4	$29.1	$(6.4)	$(22.7)	$24.4
Net (earnings) loss attributable to noncontrolling interests	—	—	—	—	—
Net earnings (loss) attributable to Quad/Graphics common shareholders	$24.4	$29.1	$(6.4)	$(22.7)	$24.4

	Quad/Graphics, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Net sales	$1,359.0	$2,034.0	$333.0	$(279.7)	$3,446.3

Cost of sales	1,042.1	1,706.4	285.0	(279.7)	2,753.8
Selling, general and administrative expenses	133.6	154.5	24.5	—	312.6
Depreciation and amortization	103.6	132.6	22.5	—	258.7
Restructuring, impairment and transaction-related charges	9.6	61.9	11.4	—	82.9
Total operating expenses	1,288.9	2,055.4	343.4	(279.7)	3,408.0
Operating income (loss)	$70.1	$(21.4)	$(10.4)	$—	$38.3
Interest expense (income)	59.2	(0.2)	5.1	—	64.1
Earnings (loss) before income taxes and equity in earnings (loss) of consolidated and unconsolidated entities	10.9	(21.2)	(15.5)	—	(25.8)
Income tax expense (benefit)	29.6	(29.8)	1.5	—	1.3
Earnings (loss) before equity in earnings (loss) of consolidated and unconsolidated entities	(18.7)	8.6	(17.0)	—	(27.1)
Equity in earnings (loss) of consolidated entities	(9.5)	(5.0)	—	14.5	—
Equity in earnings (loss) of unconsolidated entities	—	—	(2.0)	—	(2.0)
Net earnings (loss)	$(28.2)	$3.6	$(19.0)	$14.5	$(29.1)
Net (earnings) loss attributable to noncontrolling interests	—	—	0.9	—	0.9
Net earnings (loss) attributable to Quad/Graphics common shareholders	$(28.2)	$3.6	$(18.1)	$14.5	$(28.2)

	Quad/Graphics, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Net sales	$1,343.5	$1,961.0	$436.5	$(302.8)	$3,438.2

Cost of sales	1,035.0	1,651.8	378.9	(302.8)	2,762.9
Selling, general and administrative expenses	142.3	142.5	26.1	—	310.9
Depreciation and amortization	98.0	130.1	25.3	—	253.4
Restructuring, impairment and transaction-related charges	7.5	25.5	12.9	—	45.9
Total operating expenses	1,282.8	1,949.9	443.2	(302.8)	3,373.1
Operating income (loss)	$60.7	$11.1	$(6.7)	$—	$65.1
Interest expense (income)	64.1	(0.8)	6.2	—	69.5
Loss on debt extinguishment	6.0	—	—	—	6.0
Earnings (loss) before income taxes and equity in earnings (loss) of consolidated and unconsolidated entities	(9.4)	11.9	(12.9)	—	(10.4)
Income tax expense (benefit)	8.8	(17.7)	1.2	—	(7.7)
Earnings (loss) before equity in earnings (loss) of consolidated and unconsolidated entities	(18.2)	29.6	(14.1)	—	(2.7)
Equity in earnings (loss) of consolidated entities	11.0	0.4	—	(11.4)	—
Equity in earnings (loss) of unconsolidated entities	—	—	(4.8)		(4.8)
Net earnings (loss)	$(7.2)	$30.0	$(18.9)	$(11.4)	$(7.5)
Net (earnings) loss attributable to noncontrolling interests	—	—	0.3	—	0.3
Net earnings (loss) attributable to Quad/Graphics common shareholders	$(7.2)	$30.0	$(18.6)	$(11.4)	$(7.2)

	Quad/Graphics, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Net sales	$491.1	$723.5	$106.3	$(114.9)	$1,206.0

Cost of sales	372.3	603.1	89.7	(114.9)	950.2
Selling, general and administrative expenses	38.2	54.8	8.6	—	101.6
Depreciation and amortization	33.6	41.3	7.1	—	82.0
Restructuring, impairment and transaction-related charges	3.7	22.7	1.4	—	27.8
Total operating expenses	447.8	721.9	106.8	(114.9)	1,161.6
Operating income (loss)	$43.3	$1.6	$(0.5)	$—	$44.4
Interest expense (income)	19.4	(0.2)	1.7	—	20.9
Earnings (loss) before income taxes and equity in earnings (loss) of consolidated and unconsolidated entities	23.9	1.8	(2.2)	—	23.5
Income tax expense (benefit)	18.0	(8.3)	0.7	—	10.4
Earnings (loss) before equity in earnings (loss) of consolidated and unconsolidated entities	5.9	10.1	(2.9)	—	13.1
Equity in earnings (loss) of consolidated entities	7.1	(0.7)	—	(6.4)	—
Equity in earnings (loss) of unconsolidated entities	—	—	(0.5)	—	(0.5)
Net earnings (loss)	$13.0	$9.4	$(3.4)	$(6.4)	$12.6
Net (earnings) loss attributable to noncontrolling interests	—	—	0.4	—	0.4
Net earnings (loss) attributable to Quad/Graphics common shareholders	$13.0	$9.4	$(3.0)	$(6.4)	$13.0

	Quad/Graphics, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Net sales	$1,939.7	$1,958.4	$515.6	$(319.7)	$4,094.0

Cost of sales	1,409.9	1,648.6	444.7	(319.7)	3,183.5
Selling, general and administrative expenses	167.4	140.4	39.3	—	347.1
Depreciation and amortization	142.1	162.3	34.2	—	338.6
Restructuring, impairment and transaction-related charges	28.3	62.8	27.2	—	118.3
Total operating expenses	1,747.7	2,014.1	545.4	(319.7)	3,987.5
Operating income (loss) from continuing operations	$192.0	$(55.7)	$(29.8)	$—	$106.5
Interest expense (income)	74.4	1.1	8.5	—	84.0
Earnings (loss) from continuing operations before income taxes and equity in earnings (loss) of consolidated and unconsolidated entities	117.6	(56.8)	(38.3)	—	22.5
Income tax expense (benefit)	44.7	(75.5)	(0.7)	—	(31.5)
Earnings (loss) from continuing operations before equity in earnings (loss) of consolidated and unconsolidated entities	72.9	18.7	(37.6)	—	54.0
Equity in earnings (loss) of consolidated entities	(19.5)	(1.3)	—	20.8	—
Equity in earnings (loss) of unconsolidated entities	—	—	2.3	—	2.3
Net earnings (loss) from continuing operations	$53.4	$17.4	$(35.3)	$20.8	$56.3
Discontinued operations, net of tax	34.0	—	(3.2)	—	30.8
Net earnings (loss)	$87.4	$17.4	$(38.5)	$20.8	$87.1
Net (earnings) loss attributable to noncontrolling interests	—	—	0.3	—	0.3
Net earnings (loss) attributable to Quad/Graphics common shareholders	$87.4	$17.4	$(38.2)	$20.8	$87.4

	Quad/Graphics, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Net sales	$1,923.8	$2,813.7	$457.6	$(399.2)	$4,795.9

Cost of sales	1,467.8	2,342.3	391.0	(399.2)	3,801.9
Selling, general and administrative expenses	176.2	205.5	34.3	—	416.0
Depreciation and amortization	136.5	175.1	28.9	—	340.5
Restructuring, impairment and transaction-related charges	12.0	67.4	15.9	—	95.3
Total operating expenses	1,792.5	2,790.3	470.1	(399.2)	4,653.7
Operating income (loss)	$131.3	$23.4	$(12.5)	$—	$142.2
Interest expense (income)	79.2	(0.4)	6.7	—	85.5
Earnings (loss) before income taxes and equity in earnings (loss) of consolidated and unconsolidated entities	52.1	23.8	(19.2)	—	56.7
Income tax expense (benefit)	35.8	(14.0)	1.5	—	23.3
Earnings (loss) before equity in earnings (loss) of consolidated and unconsolidated entities	16.3	37.8	(20.7)	—	33.4
Equity in earnings (loss) of consolidated entities	16.2	(9.3)	—	(6.9)	—
Equity in earnings (loss) of unconsolidated entities	—	—	(2.5)	—	(2.5)
Net earnings (loss)	$32.5	$28.5	$(23.2)	$(6.9)	$30.9
Net (earnings) loss attributable to noncontrolling interests	—	—	1.6	—	1.6
Net earnings (loss) attributable to Quad/Graphics common shareholders	$32.5	$28.5	$(21.6)	$(6.9)	$32.5

	Quad/Graphics, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Net sales	$1,911.8	$2,219.8	$507.1	$(314.1)	$4,324.6

Cost of sales	1,395.2	1,783.1	437.9	(314.1)	3,302.1
Selling, general and administrative expenses	174.7	184.8	47.5	—	407.0
Depreciation and amortization	151.4	159.0	34.2	—	344.6
Restructuring, impairment and transaction-related charges	38.0	80.3	(4.3)	—	114.0
Total operating expenses	1,759.3	2,207.2	515.3	(314.1)	4,167.7
Operating income (loss) from continuing operations	$152.5	$12.6	$(8.2)	$—	$156.9
Interest expense (income)	95.5	3.0	9.5	—	108.0
Loss on debt extinguishment	34.0	—	—	—	34.0
Earnings (loss) from continuing operations before income taxes and equity in earnings (loss) of consolidated and unconsolidated entities	23.0	9.6	(17.7)	—	14.9
Income tax expense (benefit)	0.8	18.6	6.6	—	26.0
Earnings (loss) from continuing operations before equity in earnings (loss) of consolidated and unconsolidated entities	22.2	(9.0)	(24.3)	—	(11.1)
Equity in earnings (loss) of consolidated entities	(69.1)	1.7	—	67.4	—
Equity in earnings (loss) of unconsolidated entities	—	—	3.1	—	3.1
Net earnings (loss) from continuing operations	$(46.9)	$(7.3)	$(21.2)	$67.4	$(8.0)
Discontinued operations, net of tax	—	—	(38.6)	—	(38.6)
Net earnings (loss)	$(46.9)	$(7.3)	$(59.8)	$67.4	$(46.6)
Net (earnings) loss attributable to noncontrolling interests	—	—	(0.3)	—	(0.3)
Net earnings (loss) attributable to Quad/Graphics common shareholders	$(46.9)	$(7.3)	$(60.1)	$67.4	$(46.9)

Comprehensive Income (Loss)

	Quad/Graphics, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Net earnings (loss)	$(28.2)	$3.6	$(19.0)	$14.5	$(29.1)
Other comprehensive income (loss), net of tax	(20.0)	(0.7)	(16.9)	17.7	(19.9)
Total comprehensive income (loss)	(48.2)	2.9	(35.9)	32.2	(49.0)
Less: comprehensive (income) loss attributable to noncontrolling interest	—	—	0.8	—	0.8
Comprehensive income (loss) attributable to Quad/Graphics common shareholders	$(48.2)	$2.9	$(35.1)	$32.2	$(48.2)

	Quad/Graphics, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Net earnings (loss)	$24.4	$29.1	$(6.4)	$(22.7)	$24.4
Other comprehensive income (loss), net of tax	(23.9)	(1.0)	(22.1)	23.1	(23.9)
Total comprehensive income (loss)	0.5	28.1	(28.5)	0.4	0.5
Less: comprehensive (income) loss attributable to noncontrolling interest	—	—	—	—	—
Comprehensive income (loss) attributable to Quad/Graphics common shareholders	$0.5	$28.1	$(28.5)	$0.4	$0.5

	Quad/Graphics, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Net earnings (loss)	$(7.2)	$30.0	$(18.9)	$(11.4)	$(7.5)
Other comprehensive income (loss), net of tax	(25.6)	(1.5)	(23.5)	25.0	(25.6)
Total comprehensive income (loss)	(32.8)	28.5	(42.4)	13.6	(33.1)
Less: comprehensive (income) loss attributable to noncontrolling interest	—	—	0.3	—	0.3
Comprehensive income (loss) attributable to Quad/Graphics common shareholders	$(32.8)	$28.5	$(42.1)	$13.6	$(32.8)

	Quad/Graphics, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Net earnings (loss)	$13.0	$9.4	$(3.4)	$(6.4)	$12.6
Other comprehensive income (loss), net of tax	1.1	0.2	0.6	(0.7)	1.2
Total comprehensive income (loss)	14.1	9.6	(2.8)	(7.1)	13.8
Less: comprehensive (income) loss attributable to noncontrolling interest	—	—	0.3	—	0.3
Comprehensive income (loss) attributable to Quad/Graphics common shareholders	$14.1	$9.6	$(2.5)	$(7.1)	$14.1

	Quad/Graphics, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Net earnings (loss)	$32.5	$28.5	$(23.2)	$(6.9)	$30.9
Other comprehensive income (loss), net of tax	54.8	79.3	(21.2)	(58.1)	54.8
Total comprehensive income (loss)	87.3	107.8	(44.4)	(65.0)	85.7
Less: comprehensive (income) loss attributable to noncontrolling interest	—	—	1.6	—	1.6
Comprehensive income (loss) attributable to Quad/Graphics common shareholders	$87.3	$107.8	$(42.8)	$(65.0)	$87.3

	Quad/Graphics, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Net earnings (loss)	$87.4	$17.4	$(38.5)	$20.8	$87.1
Other comprehensive income (loss), net of tax	(22.6)	(26.7)	0.8	25.8	(22.7)
Total comprehensive income (loss)	64.8	(9.3)	(37.7)	46.6	64.4
Less: comprehensive (income) loss attributable to noncontrolling interest	—	—	0.4	—	0.4
Comprehensive income (loss) attributable to Quad/Graphics common shareholders	$64.8	$(9.3)	$(37.3)	$46.6	$64.8

	Quad/Graphics, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Net earnings (loss)	$(46.9)	$(7.3)	$(59.8)	$67.4	$(46.6)
Other comprehensive income (loss), net of tax	(90.1)	(116.1)	29.9	85.9	(90.4)
Total comprehensive income (loss)	(137.0)	(123.4)	(29.9)	153.3	(137.0)
Less: comprehensive (income) loss attributable to noncontrolling interest	—	—	—	—	—
Comprehensive income (loss) attributable to Quad/Graphics common shareholders	$(137.0)	$(123.4)	$(29.9)	$153.3	$(137.0)

Condensed Balance Sheet

	Quad/Graphics, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
ASSETS
Cash and cash equivalents	$12.2	$5.0	$1.6	$—	$18.8
Receivables, less allowances for doubtful accounts	555.6	63.2	148.7	—	767.5
Intercompany receivables	—	708.9	—	(708.9)	—
Inventories	138.6	133.5	76.0	—	348.1
Other current assets	63.1	34.8	17.3	—	115.2
Total current assets	769.5	945.4	243.6	(708.9)	1,249.6

Property, plant and equipment—net	983.6	651.8	286.0	—	1,921.4
Investment in consolidated entities	2,018.3	111.5	—	(2,129.8)	—
Goodwill and intangible assets—net	0.6	909.6	39.5	—	949.7
Intercompany loan receivable	427.0	2.0	—	(429.0)	—
Other long-term assets	46.7	40.9	60.3	—	147.9

Total assets	$4,245.7	$2,661.2	$629.4	$(3,267.7)	$4,268.6

LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable	$230.5	$70.8	$86.3	$—	$387.6
Intercompany accounts payable	698.5	—	10.4	(708.9)	—
Current portion of long-term debt and capital lease obligations	94.5	4.3	8.6	—	107.4
Other current liabilities	211.1	100.3	56.7	—	368.1
Total current liabilities	1,234.6	175.4	162.0	(708.9)	863.1

Long-term debt and capital lease obligations	1,504.1	8.8	2.0	—	1,514.9
Intercompany loan payable	—	336.2	92.8	(429.0)	—
Other long-term liabilities	285.9	375.4	8.2	—	669.5
Total liabilities	3,024.6	895.8	265.0	(1,137.9)	3,047.5

Total common stock and other equity and noncontrolling interests	1,221.1	1,765.4	364.4	(2,129.8)	1,221.1

Total liabilities and shareholders' equity	$4,245.7	$2,661.2	$629.4	$(3,267.7)	$4,268.6

	Quad/Graphics, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
ASSETS
Cash and cash equivalents	$4.8	$3.5	$4.8	$—	$13.1
Receivables, less allowances for doubtful accounts	487.6	86.1	125.2	—	698.9
Intercompany receivables	—	688.5	—	(688.5)	—
Inventories	94.2	121.4	56.9	—	272.5
Other current assets	54.8	22.9	12.1	—	89.8
Total current assets	641.4	922.4	199.0	(688.5)	1,074.3

Property, plant and equipment—net	1,032.2	667.7	225.6	—	1,925.5
Investment in consolidated entities	1,849.8	4.3	—	(1,854.1)	—
Goodwill and intangible assets—net	0.5	954.9	39.5	—	994.9
Intercompany loan receivable	421.6	2.0	—	(423.6)	—
Other long-term assets	37.9	57.1	76.0	—	171.0

Total assets	$3,983.4	$2,608.4	$540.1	$(2,966.2)	$4,165.7

LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable	$213.0	$97.3	$90.7	$—	$401.0
Intercompany accounts payable	678.8	—	9.7	(688.5)	—
Current portion of long-term debt and capital lease obligations	116.0	6.1	12.5	—	134.6
Other current liabilities	199.0	114.1	40.1	—	353.2
Total current liabilities	1,206.8	217.5	153.0	(688.5)	888.8

Long-term debt and capital lease obligations	1,213.0	5.9	53.3	—	1,272.2
Intercompany loan payable	—	336.2	87.4	(423.6)	—
Other long-term liabilities	276.0	436.3	4.8	—	717.1
Total liabilities	2,695.8	995.9	298.5	(1,112.1)	2,878.1

Total common stock and other equity and noncontrolling interests	1,287.6	1,612.5	241.6	(1,854.1)	1,287.6

Total liabilities and shareholders' equity	$3,983.4	$2,608.4	$540.1	$(2,966.2)	$4,165.7

	Quad/Graphics, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
ASSETS
Cash and cash equivalents	$4.8	$3.5	$4.8	$—	$13.1
Receivables, less allowances for doubtful accounts	487.6	86.1	125.2	—	698.9
Intercompany receivables	—	688.5	—	(688.5)	—
Inventories	94.2	121.4	56.9	—	272.5
Other current assets	54.8	22.9	12.1	—	89.8
Total current assets	641.4	922.4	199.0	(688.5)	1,074.3

Property, plant and equipment—net	1,032.2	667.7	225.6	—	1,925.5
Investment in consolidated entities	1,849.8	4.3	—	(1,854.1)	—
Goodwill and intangible assets—net	0.5	954.9	39.5	—	994.9
Intercompany loan receivable	421.6	2.0	—	(423.6)	—
Other long-term assets	37.9	57.1	76.0	—	171.0

Total assets	$3,983.4	$2,608.4	$540.1	$(2,966.2)	$4,165.7

LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable	$213.0	$97.3	$90.7	$—	$401.0
Intercompany accounts payable	678.8	—	9.7	(688.5)	—
Current portion of long-term debt and capital lease obligations	116.0	6.1	12.5	—	134.6
Other current liabilities	199.0	114.1	40.1	—	353.2
Total current liabilities	1,206.8	217.5	153.0	(688.5)	888.8

Long-term debt and capital lease obligations	1,213.0	5.9	53.3	—	1,272.2
Intercompany loan payable	—	336.2	87.4	(423.6)	—
Other long-term liabilities	276.0	436.3	4.8	—	717.1
Total liabilities	2,695.8	995.9	298.5	(1,112.1)	2,878.1

Total common stock and other equity and noncontrolling interests	1,287.6	1,612.5	241.6	(1,854.1)	1,287.6

Total liabilities and shareholders' equity	$3,983.4	$2,608.4	$540.1	$(2,966.2)	$4,165.7

	Quad/Graphics, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
ASSETS
Cash and cash equivalents	$3.1	$2.5	$11.3	$—	$16.9
Receivables, less allowances for doubtful accounts	386.4	72.6	126.1	—	585.1
Intercompany receivables		457.2		(457.2)	—
Inventories	84.0	92.1	66.8	—	242.9
Other current assets	49.6	79.9	15.6	—	145.1
Total current assets	523.1	704.3	219.8	(457.2)	990.0

Property, plant and equipment—net	1,107.0	573.1	246.3	—	1,926.4
Investment in consolidated entities	1,470.4	14.2	—	(1,484.6)	—
Goodwill and intangible assets—net	0.3	949.9	48.3	—	998.5
Intercompany loan receivable	398.0	2.0	—	(400.0)	—
Other long-term assets	41.5	51.6	90.9	—	184.0

Total assets	$3,540.3	$2,295.1	$605.3	$(2,341.8)	$4,098.9

LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable	$151.8	$37.8	$96.2	$—	$285.8
Intercompany accounts payable	427.7	—	29.5	(457.2)	—
Current portion of long-term debt and capital lease obligations	94.7	9.5	19.5	—	123.7
Other current liabilities	186.8	113.5	43.0	—	343.3
Total current liabilities	861.0	160.8	188.2	(457.2)	752.8

Long-term debt and capital lease obligations	1,152.7	13.7	60.6	—	1,227.0
Intercompany loan payable	—	336.2	63.8	(400.0)	—
Other long-term liabilities	290.9	581.6	10.9	—	883.4
Total liabilities	2,304.6	1,092.3	323.5	(857.2)	2,863.2

Total common stock and other equity and noncontrolling interests	1,235.7	1,202.8	281.8	(1,484.6)	1,235.7

Total liabilities and shareholders' equity	$3,540.3	$2,295.1	$605.3	$(2,341.8)	$4,098.9

Condensed Cash Flow Statement

	Quad/Graphics, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
OPERATING ACTIVITIES
Net cash from operating activities	$12.6	$64.4	$(2.2)	$—	$74.8

INVESTING ACTIVITIES
Purchases of property, plant and equipment	(39.6)	(54.9)	(18.6)	—	(113.1)
Acquisition related investing activities—net of cash acquired	(7.2)	(8.9)	(96.4)	—	(112.5)
Intercompany investing activities	(189.4)	(123.3)	—	312.7	—
Other investing activities	0.2	13.3	(2.2)	—	11.3
Net cash from investing activities	(236.0)	(173.8)	(117.2)	312.7	(214.3)

FINANCING ACTIVITIES
Proceeds from issuance of long-term debt	1,047.0	—	—	—	1,047.0
Payments of long-term debt and capital lease obligations	(674.8)	(5.2)	(58.1)	—	(738.1)
Borrowings on revolving credit facilities	912.7	—	97.5	—	1,010.2
Payments on revolving credit facilities	(1,016.3)	—	(92.6)	—	(1,108.9)
Payment of dividends	(43.6)	—	—	—	(43.6)
Intercompany financing activities	20.2	123.9	168.6	(312.7)	—
Other financing activities	(14.4)	(7.9)	—	—	(22.3)
Net cash from financing activities	230.8	110.8	115.4	(312.7)	144.3

Effect of exchange rates on cash and cash equivalents	—	0.1	0.8	—	0.9
Net increase (decrease) in cash and cash equivalents	7.4	1.5	(3.2)	—	5.7
Cash and cash equivalents at beginning of period	4.8	3.5	4.8	—	13.1
Cash and cash equivalents at end of period	$12.2	$5.0	$1.6	$—	$18.8

	Quad/Graphics, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
OPERATING ACTIVITIES
Net cash from operating activities	$(21.1)	$205.3	$35.2	$—	$219.4

INVESTING ACTIVITIES
Purchases of property, plant and equipment	(42.7)	(64.5)	(10.4)	—	(117.6)
Acquisition related investing activities—net of cash acquired	—	(236.9)	—	—	(236.9)
Intercompany investing activities	(261.3)	(136.6)	—	397.9	—
Other investing activities	3.9	4.5	—	—	8.4
Net cash from investing activities	(300.1)	(433.5)	(10.4)	397.9	(346.1)

FINANCING ACTIVITIES
Payments of long-term debt and capital lease obligations	(67.7)	(7.2)	(6.4)	—	(81.3)
Borrowings on revolving credit facilities	1,136.4	—	89.5	—	1,225.9
Payments on revolving credit facilities	(878.7)	—	(93.1)	—	(971.8)
Payment of dividends	(42.0)	—	—	—	(42.0)
Intercompany financing activities	168.6	239.5	(10.2)	(397.9)	—
Other financing activities	7.0	(4.5)	—	—	2.5
Net cash from financing activities	323.6	227.8	(20.2)	(397.9)	133.3

Effect of exchange rates on cash and cash equivalents	—	—	(3.2)	—	(3.2)
Net increase (decrease) in cash and cash equivalents	2.4	(0.4)	1.4	—	3.4
Cash and cash equivalents at beginning of period	3.1	2.5	11.3	—	16.9
Cash and cash equivalents at end of period	$5.5	$2.1	$12.7	$—	$20.3

	Quad/Graphics, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
OPERATING ACTIVITIES
Net cash from operating activities	$70.2	$266.2	$34.7	$—	$371.1

INVESTING ACTIVITIES
Purchases of property, plant and equipment	(62.3)	(85.7)	(20.3)	—	(168.3)
Acquisition related investing activities—net of cash acquired	(50.8)	(4.6)	(1.2)	—	(56.6)
Intercompany investing activities	(145.8)	(152.3)	—	298.1	—
Other investing activities	16.0	19.5	5.1	—	40.6
Net cash from investing activities	(242.9)	(223.1)	(16.4)	298.1	(184.3)

FINANCING ACTIVITIES
Proceeds from issuance of long-term debt	649.0	—	—	—	649.0
Payments of long-term debt and capital lease obligations	(747.7)	(22.3)	(5.3)	—	(775.3)
Borrowings on revolving credit facilities	719.0	7.8	169.6	—	896.4
Payments on revolving credit facilities	(691.0)	(8.8)	(179.8)	—	(879.6)
Payment of dividends	(28.2)	—	—	—	(28.2)
Intercompany financing activities	303.2	—	(5.1)	(298.1)	—
Other financing activities	(22.0)	(13.8)	—	—	(35.8)
Net cash from financing activities	182.3	(37.1)	(20.6)	(298.1)	(173.5)

Effect of exchange rates on cash and cash equivalents	—	—	(8.2)	—	(8.2)
Net increase (decrease) in cash and cash equivalents	9.6	6.0	(10.5)	—	5.1
Cash and cash equivalents at beginning of year	0.4	4.1	16.0	—	20.5
Cash and cash equivalents at end of year	$10.0	$10.1	$5.5	$—	$25.6

	Quad/Graphics, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
OPERATING ACTIVITIES
Net cash from operating activities	$106.6	$301.2	$33.3	$—	$441.1

INVESTING ACTIVITIES
Purchases of property, plant and equipment	(55.4)	(81.0)	(13.1)	—	(149.5)
Acquisition related investing activities—net of cash acquired	(41.6)	(250.3)	—	—	(291.9)
Intercompany investing activities	(287.2)	(212.9)	—	500.1	—
Other investing activities	6.2	4.6	—	—	10.8
Net cash from investing activities	(378.0)	(539.6)	(13.1)	500.1	(430.6)

FINANCING ACTIVITIES
Payments of long-term debt and capital lease obligations	(95.3)	(8.9)	(8.3)	—	(112.5)
Borrowings on revolving credit facilities	1,504.9	—	123.9	—	1,628.8
Payments on revolving credit facilities	(1,345.1)	—	(129.9)	—	(1,475.0)
Payment of dividends	(56.4)	—	—	—	(56.4)
Intercompany financing activities	255.6	252.8	(8.3)	(500.1)	—
Other financing activities	9.4	(4.5)	—	—	4.9
Net cash from financing activities	273.1	239.4	(22.6)	(500.1)	(10.2)

Effect of exchange rates on cash and cash equivalents	—	—	(4.1)	—	(4.1)
Net increase (decrease) in cash and cash equivalents	1.7	1.0	(6.5)	—	(3.8)
Cash and cash equivalents at beginning of year	3.1	2.5	11.3	—	16.9
Cash and cash equivalents at end of year	$4.8	$3.5	$4.8	$—	$13.1

	Quad/Graphics, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
OPERATING ACTIVITIES
Net cash from operating activities	$328.4	$(0.6)	$26.4	$—	$354.2

INVESTING ACTIVITIES
Purchases of property, plant and equipment	(42.1)	(37.9)	(23.5)	—	(103.5)
Acquisition related investing activities—net of cash acquired	45.1	(32.5)	—	—	12.6
Intercompany investing activities	(409.3)	40.0	153.6	215.7	—
Other investing activities	23.5	15.4	(18.1)	—	20.8
Net cash from investing activities	(382.8)	(15.0)	112.0	215.7	(70.1)

FINANCING ACTIVITIES
Payments of long-term debt and capital lease obligations	(81.0)	(9.6)	(5.0)	—	(95.6)
Borrowings on revolving credit facilities	141.7	—	128.6	—	270.3
Payments on revolving credit facilities	(176.7)	—	(119.0)	—	(295.7)
Payment of dividends	(151.8)	—	—	—	(151.8)
Intercompany financing activities	313.2	32.5	(130.0)	(215.7)	—
Other financing activities	2.1	(14.9)	—	—	(12.8)
Net cash from financing activities	47.5	8.0	(125.4)	(215.7)	(285.6)

Effect of exchange rates on cash and cash equivalents	—	—	(7.2)	—	(7.2)
Net increase (decrease) in cash and cash equivalents	(6.9)	(7.6)	5.8	—	(8.7)
Cash and cash equivalents at beginning of year	10.0	10.1	5.5	—	25.6
Cash and cash equivalents at end of year	$3.1	$2.5	$11.3	$—	$16.9